Equity (Tables)	12 Months Ended
Dec. 31, 2023
Equity Abstract
Summary of majority shareholders

	Number of Shares	Percentage of
Name	Beneficially Owned	Outstanding Shares (*)
Grupo Villar Mir, S.A.U.	75,265,434	40.1%
Cooper Creek Partners Management LLC	12,986,178	6.9%
Wolf Hill Capital Management, L.P.	10,313,097	5.5%
Others	90,317,607	47.5%
Shares in Treasury	(1,440,787)
Total ordinary shares outstanding	187,441,529	100.0%
(*) 187,441,529 ordinary shares were outstanding at 31 December 2023, comprising 188,882,316 shares in issue less 1,440,787 shares held in treasury

Summary of valuation adjustments.

Valuation adjustments comprise the following at December 31:

	2023	2022
	US$'000	US$'000
Actuarial gains	5,292	12,817
Hedging instruments	2,329	—
Deferred tax income (loss) (See Note 24)	733	(2,082)
Total	8,354	10,735

Schedule of changes in non-controlling interests

Balance
US$'000
Balance at January 1, 2022	106,053
Profit for the year	3,514
Dividends paid	(3,430)
Translation differences	(1,873)
Other	2,487
Balance at December 31, 2022	106,751
Profit for the year	15,816
Dividends paid	(1,470)
Translation differences	906
Other	(178)
Balance at December 31, 2023	121,825

Summary of financial information for non-controlling interests

	2023		2022		2021
	WVA	QSLP	WVA	QSLP	WVA	QSLP
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Statements of Financial Position
Non-current assets	87,698	39,543	78,992	64,291	83,176	63,088
Current assets	71,329	68,073	86,847	53,830	73,883	46,186
Non-current liabilities	6,660	11,908	7,108	18,719	8,654	19,005
Current liabilities	26,770	26,378	53,680	21,201	43,577	14,671
Income Statements
Sales	211,118	148,313	187,854	102,865	165,660	89,446
Operating profit	13,513	22,151	8,306	2,897	(4,871)	2,093
Profit before taxes	13,513	21,561	8,155	2,195	(5,062)	1,237
Net (loss) income	5,466	10,679	3,075	1,015	(3,362)	613
Cash Flow Statements
Cash flows from operating activities	18,712	31,000	(5,934)	(10,037)	11,981	8,997
Cash flows from investing activities	(13,107)	(6,725)	(8,304)	(1,525)	(3,893)	(4,956)
Cash flows from financing activities	—	—	—	905	—	—
Exchange differences on cash and cash equivalents in foreign currencies	—	—	—	10	—	31
Beginning balance of cash and cash equivalents	21,122	5,949	35,360	16,596	27,272	12,524
Ending balance of cash and cash equivalents	26,727	30,224	21,122	5,949	35,360	16,596